UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))

August 14, 2020
Date of Earliest Event Reported

Cazenovia Creek Funding I, LLC1
(Exact name of securitizer as specified in its charter)

N/A	0001645385
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Thomas Nardone, (781)-710-2107
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

1 Cazenovia Creek Funding I, LLC (“CCFI”), is filing this Form ABS-15G in its capacity as sponsor of the Cazenovia Creek Funding I, LLC, Series 2015-1 Notes transaction, which is covered by this report (the “Specified Transaction”).  In its capacity as sponsor, CCFI is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by CCFI into the Specified Transaction.  This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which CCFI may have acted as securitizer.

PART I – REPRESENTATION AND WARRANTY INFORMATION
Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
The securitizer is filing this Form ABS-15G to provide notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3).  The date of the last payment on the last asset-backed security outstanding that was issued by the securitizer or any affiliate of the securitizer was January 10, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
CAZENOVIA CREEK FUNDING I, LLC
Date: August 14, 2020		By: Cazenovia Creek Investment Management, LLC
(Securitizer)

	By:	/s/ Thomas Nardone
Name: Thomas Nardone
Title: COO